Goodwill	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Goodwill
15.	Goodwill

(1)	Goodwill as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	December 31, 2025		December 31, 2024
Goodwill related to merger of Shinsegi Telecom, Inc.	₩	1,306,236	1,306,236
Goodwill related to acquisition of SK Broadband Co., Ltd.		764,082	764,082
Other goodwill		2,175	2,175

	₩	2,072,493	2,072,493

(2)	Details of the impairment testing of Goodwill as of December 31, 2025 is as follows:
Goodwill is allocated to the following CGUs for the purpose of impairment testing.

•	goodwill related to Shinsegi Telecom, Inc.: Cellular services;

•	goodwill related to SK Broadband Co., Ltd.: Fixed-line telecommunication services; and

•	other goodwill: Others.
The recoverable amount of CGU is determined based on its value in use. Value in use is calculated using the estimated cash flows based on financial forecasts for the next five years and growth rate for subsequent years (“perpetual growth rate”). The key assumptions used in the estimation of value in use include operating revenue, perpetual growth rate and discount rate. Certain assumptions related to Fixed-line telecommunication services involve management’s most subjective and complex judgments and are subject to significant estimation uncertainty.
Management estimated the operating revenue using external sources and the Group’s historical experience, and determined the estimated cash flows considering market growth forecasts.

A perpetual growth rate was applied for the cash flows expected to be incurred after five years and is not expected to exceed the long-term industry growth rate relevant to each CGU.
The discount rate was calculated using the weighted average cost of equity capital and debt and the beta of equity capital was calculated as the average of industry comparables. Cost of debt was calculated using the yield rate of non-guaranteed
corporate bonds considering the CGU’s credit rating and debt ratio was determined using the average of the debt ratios of industry comparables. The recoverable amount of the CGU was calculated by applying a post-tax
discount rate to the estimated future
post-tax
cash flows, and the resulting value in use is not significantly different from the value in use calculated using pre-tax
cash flows and a
pre-tax
discount rate.
The discount rates and perpetual growth rates applied in the value in use calculations for the years ended December 31, 2025 and 2024 are as follows:

	2025
	Discount rate (Pre-tax)	Discount rate (Post-tax)	Perpetual Growth Rate
Goodwill related to merger of Shinsegi Telecom, Inc.	6.5%	4.8%	0.0%
Goodwill related to acquisition of SK Broadband Co., Ltd.	6.3%	5.0%	1.0%

	2024
	Discount rate (Pre-tax)	Discount rate (Post-tax)	Perpetual Growth Rate
Goodwill related to merger of Shinsegi Telecom, Inc.	7.0%	5.2%	0.0%
Goodwill related to acquisition of SK Broadband Co., Ltd.	7.6%	6.0%	1.0%

(3)	Details of the changes in goodwill for the years ended December 31, 2025 and 2024 are as follows:

(In millions of won)
	2025		2024
Beginning balance	₩	2,072,493	2,075,009
Reclassified as assets held for sale(*)		—	(2,516)

Ending balance	₩	2,072,493	2,072,493

(*)
The Group decided to dispose of the shares of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd., the consolidated subsidiaries, and reclassified the goodwill amounting to ₩2,516 million of SK m&service Co., Ltd. as assets held for sale.